Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0002060614
Registrant Name	Xpand Boom Technology Inc.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A